Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
(23)	Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data (in thousands) for the years ended December 31, 2012 and 2011 is as follows.

	2012
	Fourth	Third	Second	First
Interest income	$20,094	$19,933	$20,669	$21,606
Interest expense	3,805	4,096	4,472	4,905

Net interest income	16,289	15,837	16,197	16,701
Provision for loan losses	870	2,476	4,346	7,302
Noninterest income	366	2,200	1,993	3,108
Noninterest expense	22,355	20,394	18,767	19,911

Loss before provision for income taxes	(6,570)	(4,833)	(4,923)	(7,404)
Provision for income taxes (benefit)	(2,182)	—	—	—

Net loss	(4,388)	(4,833)	(4,923)	(7,404)
Net income attributable to non-controlling interest	1,210	1,088	744	501

Net loss available to common shareholders	$(5,598)	$(5,921)	$(5,667)	$(7,905)

Basic and diluted loss per share	$(0.03)	$(0.05)	$(0.15)	$(0.23)

	2011
	Fourth	Third	Second	First
Interest income	$22,876	$24,449	$26,283	$27,183
Interest expense	5,420	6,897	8,048	8,959

Net interest income	17,456	17,552	18,235	18,224
Provision for loan losses	14,117	17,679	14,740	21,314
Noninterest income (loss)	(1,127)	(171)	3,383	2,125
Noninterest expense	23,395	24,086	25,553	30,642

Loss before provision for income taxes	(21,183)	(24,384)	(18,675)	(31,607)
Provision for income taxes	—	2,110	—	43

Net loss	(21,183)	(26,494)	(18,675)	(31,650)
Net income attributable to non-controlling interest	230	247	118	17

Net loss available to common shareholders	$(21,413)	$(26,741)	$(18,793)	$(31,667)

Basic and diluted loss per share	$(0.62)	$(0.77)	$(0.56)	$(0.95)